Business combination - purchase consideration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 16, 2019	Jun. 28, 2019	Jun. 27, 2019	Apr. 02, 2019
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration	R$ 153,671
Analysis of the cash flow of the acquisition
Acquisition of business, net of cash and cash equivalents acquired	97,270	R$ 75,132	R$ 84,727
Hiper Software S.A.
Acquisition-date fair value of total consideration transferred [abstract]
Amount paid in cash							R$ 16,700
Amount paid on June 28, 2019							1,000
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.							1,000
Fair value of contingent consideration (Earn-out)	14,614						14,614
Total consideration							32,314
Analysis of the cash flow of the acquisition
Amount paid in cash							R$ 16,700
Millennium
Acquisition-date fair value of total consideration transferred [abstract]
Amount paid in cash	558					R$ 58,247
Amount paid on June 28, 2019					R$ 558	4,000
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.						4,000
Fair value of contingent consideration (Earn-out)	23,866					23,866
Total consideration						86,671
Analysis of the cash flow of the acquisition
Amount paid in cash	558					R$ 58,247
SetaDigital Sistemas Gerenciais Ltda.
Acquisition-date fair value of total consideration transferred [abstract]
Amount paid in cash	1,827			R$ 24,000
Amount paid on June 28, 2019				4,000
Cash refund				1,827
Fair value of contingent consideration (Earn-out)	4,859			4,859
Total consideration				34,686
Analysis of the cash flow of the acquisition
Amount paid in cash	R$ 1,827			R$ 24,000